LEASES - Components of lease expense (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Lease cost:
Total variable lease cost	₽ 2,067	$ 27.8	₽ 2,039
Finance lease cost:
Amortization of right-of-use assets	977	13.2	348	₽ 174
Interest on lease liabilities	683	9.1	134	75
Total finance lease cost	₽ 1,660	$ 22.3	₽ 482	₽ 249